Critical accounting estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2025
Critical Accounting Estimates And Judgements
Schedule of fair value of the asset

	% change in fair value
	2025	2024	2023
MTX228 tolimidone acquired IPRD*	40%	41%	18%
MTX230 eRapa acquired IPRD*	20%	19%	n/a